Amount Due from/(to) Related Parties - Schedule of the Related Parties with whom the Company Conducted Transactions (Details)	12 Months Ended
Dec. 31, 2024
Mr. Risheng Li [Member]
Schedule of the Related Parties with whom the Company Conducted Transactions [Line Items]
Relation with the Company	Founder, chairman of board of director, chief executive officer
Energy Science Artist Holding Limited [Member]
Schedule of the Related Parties with whom the Company Conducted Transactions [Line Items]
Relation with the Company	Shareholder of the Company